SCHEDULE OF KEY INFORMATION FOR THE RECALCULATION OF EMPLOYEE BENEFITS OBLIGATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Postemployment Benefits [Abstract]
Liabilities at the Beginning of Year	$ 68,701
Post-employment benefits costs	77,396	68,701
Actuarial gain on liabilities	30,704
Company contribution
Employee benefits paid
Exchange rate impact
Liabilities at the End of Year	$ 115,393	$ 68,701